Note 19 - Share-based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
(19)	Share-based Compensation

2014 InsCom Options

On March 29, 2012, the shareholders of InsCom Holdings Limited ("InsCom"), a private subsidiary of which the Group has a 65.1% equity interest, have resolved on the adoption of a share incentive plan, under which the maximum number of ordinary shares that can be granted is 202,400,000 shares, equal to 20% of the total number of ordinary shares outstanding at InsCom as at March 28, 2012, and that the board of directors are authorized to grant such options.

On July 1, 2014, InsCom granted stock options to purchase 3,477,281 of its ordinary shares to its entrepreneurial agents and 8,189,000 ordinary shares to its employees (the "2014 InsCom Options"). The number of options that the grantees are entitled to in each year will be calculated based on the key performance indicator scores of the grantees in the respective prior year and subject to their continued services to the InsCom and the Group. For options granted to agents, 3,477,281 ordinary shares ("Option K1") shall vest on June 30, 2015, and the expiration date is December 31, 2016. For options granted to employees, ordinary shares of 4,259,000 ("Option K2") shall vest on July 1, 2014, and the remaining ordinary shares of 3,930,000 ("Option K3") shall vest on June 30, 2015, the expiration date is June 30, 2020. The 2014 InsCom Options have an exercise price of RMB0.028 per ordinary share. There is no intrinsic value of the options as of the date of grant.

As of the grant date and the periods presented, the fair values of the 2014 InsCom Options were estimated to be of nominal values. The share-based compensation expenses related to the 2014 InsCom Options was RMB109 and nil for the years ended December 31, 2014 and 2015, respectively. No shares of 2014 InsCom Options had been exercised.

2013 InsCom Options

On June 24, 2013, InsCom granted stock options to purchase 5,914,312 of its ordinary shares to its entrepreneurial agents and 14,744,000 ordinary shares to its and the Group's employees (the "2013 InsCom Options"). The number of options that the grantees are entitled to in each year will be calculated based on the key performance indicator scores of the grantees in the respective prior year and subject to their continued services to the InsCom and the Group. For options granted to agents, 60,000 ordinary shares ("Option J1") was vested immediately on June 24, 2013, and the remaining ("Option J2") of the award options shall vest on June 30, 2014, the expiration date for options granted to agents is December 31, 2014. For options granted to employees ("Option J3"), the vesting date is June 30, 2014, and the expiration date is June 30, 2018. The 2013 InsCom Options have an exercise price of RMB1.20 per ordinary share. The exercise price and expiration date for 2013 InsCom Options was later modified) (See "option modification" section of the note). There is no intrinsic value of the options as of the date of grant.

As of the grant date and the periods presented, the fair values of the 2013 InsCom Options were estimated to be of nominal values. The share-based compensation expenses related to the 2013 InsCom Options was RMB6, nil and nil for the years ended December 31, 2013, 2014 and 2015, respectively. No shares of 2013 InsCom Options had been exercised.

2012 InsCom Options

On April 2, 2012, InsCom granted stock options to purchase 36,515,586 of its ordinary shares to its entrepreneurial agents and 24,492,750 ordinary shares to its and the Group's employees (the "2012 InsCom Options"). Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a two-year period from 2012 to 2013. The number of options that the grantees are entitled to in each year will be calculated based on the key performance indicator scores of the grantees in the respective prior year and subject to their continued services to the InsCom and the Group. For options granted to agents, 86% ("Option I1") was vested immediately on April 2, 2012, and the remaining 14% ("Option I2") of the award options shall vest on June 30, 2013. The expiration date for options granted to agents is December 31, 2014. For options granted to employees, 36% ("Option I3") was vested immediately on April 2, 2012, and the remaining 64% ("Option I4") of the award options shall vest on June 30, 2013, and the expiration date for options granted to employees is June 30, 2017. The 2012 InsCom Options have an exercise price of RMB1.00 per ordinary share. The exercise price and expiration date for 2012 InsCom Options was later modified) (See "option modification" section of the note). There is no intrinsic value of the options as of the date of grant.

As of the grant date and the periods presented, the fair values of the 2012 InsCom Options were estimated to be of nominal values. The share-based compensation expenses related to the 2012 InsCom Options was RMB6, nil and nil for the years ended December 31, 2013, 2014 and 2015 respectively. As of December31, 2015, no shares of 2012 InsCom Options had been exercised.

2012 Option

a.	2012 Options G

On March 12, 2012, the Company granted options ("2012 Options G") to its directors and employees to purchase up to 92,845,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a five-year service period from 2012 to 2016. The members of the board of directors of the Company received 8,800,000 stock options, which require continued services to the Company but with no other performance conditions. For the rest of the 2012 Option G awards, the number of options that the grantees are entitled to in each year will be calculated based on the key performance indicator scores of the grantees in the respective prior year and subject to their continued employment with the Company. Accordingly, 20% ("Option G1"), 20% ("Option G2"), 25% ("Option G3"), 20% ("Option G4") and 15% ("Option G5") of the award options shall vest on May 31 each of the years 2012 to 2016, respectively. The expiration date of the 2012 Options is March 12, 2022. The 2012 Options G had an exercise price of US$0.30 (RMB1.90) and an intrinsic value of US$0.04 (RMB0.26) per ordinary share, except for the 3,200,000 options granted to the two independent directors which had an exercise price of US$0.31 (RMB1.98) and an intrinsic value of US$0.03(RMB0.17) per ordinary share. The exercise price for Option G was later modified to US$0.001 (RMB0.006) and the number of shares are reduced by half (See "option modification" section of the note). The fair value of the options was determined by using the Black-Scholes option pricing model with the following assumptions:

	Option G1	Option G2	Option G3	Option G4	Option G5
Weight average assumptions – expected dividend yield	0%	0%	0%	0%	0%
Risk-free interest rate	2.02%	2.16%	2.29%	2.42%	2.55%
Expected life (years)	5.11	5.61	6.11	6.61	7.11
Expected volatility	74.54%	74.54%	74.54%	74.54%	74.54%

The expected dividend yield was estimated by the Company based on its dividend policy over the expected life of the options. Risk-free interest rate was estimated based on the USD Treasury Bond Yield and pro-rated according to the tenor of the options plus a risk premium of 1.05% to cater the higher sovereign risk of China. The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility was estimated based on the longest available historical annualized daily volatilities of the Company.

For the years ended December 31, 2013, 2014 and 2015, share-based compensation expenses of RMB35,732, RMB22,200 and RMB12,940 were recognized in connection with the 2012 Options G, respectively. During the years ended December 31, 2015, 5,923,620 shares of 2012 Options G had been exercised. During the years ended December 31, 2013, 2014 and 2015, 786,670, 932,305 and 114,250 shares of 2012 Options G, respectively, were forfeited due to employee resignations. No share-based compensation expense related to the forfeited options was recognized.

b.	2012 Options H

On March 12, 2012, the Company granted options ("2012 Options H") to its entrepreneurial agents and captains (non-employees) to purchase 3,800,000 ordinary shares of the Company, of which 3,000,000 and 800,000 options were granted to agents and captains respectively. Pursuant to the option agreements entered into between the Company and the option grantees, 40% ("Option H1"), 40% ("Option H2") and 20% ("Option H3") of the 3,000,000 award options granted to agents shall vest in May 31, 2014, 2015 and 2016 of each year respectively; and 40% ("Option H4"), 40% ("Option H5") and 20% ("Option H6") of the 800,000 award options granted to captains shall vest in May 31, 2013, 2014 and 2015 of each year respectively. The number of options that the grantees are entitled to in each year of 2013 to 2016 will be calculated based on the key performance indicator scores of the grantees in the respective prior year and subject to their continued agent services with the Company. The expiration date of the 2012 Options H is March 12, 2022. The 2012 Options H had an exercise price of US$0.30 (RMB1.90), which was later modified to US$0.001 (RMB0.006) (See "option modification" section of the note) and an intrinsic value of US$0.04 (RMB0.26) per ordinary share as of the date of grant.

The fair value of the options was determined by using the Black-Scholes option pricing model with the following assumptions as of December 31, 2015, exclude Option H1, H4 and H5, and H2 and H6 which were vested on May 31, 2013, May 31, 2014 and May 31, 2015 respectively:

Option H3
Stock price per underlying ordinary shares	US$0.46
Weight average assumptions – expected dividend yield	0%
Risk-free interest rate	1.60%
Expected life	4.31
Expected volatility	64.83%

The expected dividend yield was estimated by the Company based on its dividend policy over the expected life of the options. Risk-free interest rate was estimated based on the USD Treasury Bond Yield and pro-rated according to the tenor of the options plus a risk premium of 1.05% to cater the higher sovereign risk of China. The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility was estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.

For the years ended December 31, 2013, 2014 and 2015, share-based compensation expenses of RMB1,288, RMB1,289 and RMB1,213 were recognized in connection with the 2012 Options H, respectively. During the year ended December 31, 2015, 62,140 of 2012 Options H had been exercised. During the years ended December 31, 2013, 2014 and 2015,143,664, 898,740 and 284,978 shares of 2012 Options H, respectively, were forfeited due to termination of agency contracts. No share-based compensation expense related to the forfeited options was recognized.

2009 Options

On March 9, 2009, the Company granted options ("2009 Options") to its employees to purchase 10,000,000 ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a four-year period, with 30% ("Option D1"), 30% ("Option D2"), 20% ("Option D3") and the remaining 20% ("Option D4") of the options vesting on March 31 of each of the years 2010 to 2013, respectively, subject to the continuous employment of the option grantees and their key performance indicators ("KPI") results for the year 2009. The expiration date of the 2009 Options is March 31, 2015, which was later modified to December 31, 2017 (See "option modification" section of the note). The 2009 Options have an exercise price of US$0.34 (RMB2.30) per ordinary share, equal to the price per ordinary share quoted on the Nasdaq Global Select Market at the date of passing the resolutions. There is no intrinsic value of the options as of the date of grant. The fair value of the options was determined by using the Black-Scholes option pricing model with the following assumptions:

	Option D1	Option D2	Option D3	Option D4
Weight average assumptions – expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.35%	3.51%	3.55%	3.61%
Expected life (years)	3.56	4.06	4.56	5.06
Expected volatility	33.0%	31.9%	32.2%	31.2%

During the years ended December 31, 2015, 394,420 shares of 2009 Options had been exercised. The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility was estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.

For the years ended December 31, 2013, 2014 and 2015, share-based compensation expenses of RMB238, nil and nil was recognized in connection with the 2009 Options respectively, excluding the incremental expenses related to the option modification in December 2013 (See "option modification" section of the note). During the years ended December 31, 2013, 2014 and 2015, 231,600, 110,900 and 30,100 shares of 2009 Options, respectively, were forfeited due to employee resignations. No share-based compensation expense related to the forfeited options was recognized.

2008 Options

On November 21, 2008, the Company granted options to purchase 32,000,000 ordinary shares of the Company to certain directors and employees ("2008 Options"). Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a four-year period, with 30% ("Option C1"), 30% ("Option C2"), 20% ("Option C3") and the remaining 20% ("Option C4") of the options vesting on March 31 of each of the years 2010 to 2013, respectively, subject to the continuous employment of the option grantees and their KPI results for the year 2009. The expiration date of the 2008 Options is March 31, 2015, which was later modified to December 31, 2017 (See "option modification" section of the note). The 2008 Options have an exercise price of US$0.28 (RMB1.90), equal to the fair value of the Company’s share price at the grant date. There is no intrinsic value of the options as of the date of grant. The fair value of the options was determined by using the Black-Scholes option pricing model with the following assumptions:

	Option C1	Option C2	Option C3	Option C4
Weight average assumptions – expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.70%	3.71%	3.93%	4.07%
Expected life (years)	3.86	4.36	4.86	5.36
Expected volatility	28.2%	28.9%	28.0%	27.6%

During the year ended December 31, 2015, 374,540 shares of 2008 Options had been exercised. The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility was estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.

For the years ended December 31, 2013, 2014 and 2015, share-based compensation expenses of RMB946, nil and nil, respectively, was recognized in connection with 2008 Options, excluding the incremental expenses related to the option modification in December 2013 (See "option modification" section of the note). During the years ended December 31, 2013, 2014 and 2015 respectively, 269,800, 171,700 and nil shares of 2008 Options, respectively, were forfeited due to employee resignations. No share-based compensation expense related to the forfeited options was recognized.

Option modification

In December 2013, the board of directors approved an option modification to extend the expiration dates of the outstanding 2008 Options and 2009 Options to December 31, 2017. Other terms of the options grants remain unchanged. The Company had taken a modification charge for the incremental compensation cost of RMB6,700 to the consolidated statement of income and comprehensive income for the year ended December 31, 2013, the period in which the modification occurred.

In December 2013, the chairman of InsCom approved an option modification to extend the expiration dates of all InsCom options for one year and revised the exercise price of the options to RMB0.025 per ordinary share, the fair value as of the modification date. The Company had taken a modification charge for the incremental compensation cost of RMB401 to the consolidated statement of income and comprehensive income for the year ended December 31, 2013, the period in which the modification occurred.

In November 2014, the board and compensation committee passed a resolution to modify the exercise price of the 2012 Options. The exercise price of the remaining unexercised the 2012 Options was reduced from $0.30 per ordinary share (for certain directors, officers, key employees and sales agents) and $0.31 per ordinary share (for one independent director who is a resident of the United States) to $0.001 per ordinary share while the maximum aggregate award of 96,645,000 ordinary shares was reduced to 46,722,500 ordinary shares. The options are subject to the same service period. As of December 31, 2014, except for the options granted to one of the independent directors, outstanding options to purchase 91,327,722 ordinary shares were modified into 45,663,861 shares options. There was no incremental cost as a result of such option modification.

In October 2015, the chairman of InsCom approved an option modification to extend the expiration dates of 2012 InsCom options and 2013 InsCom options to December 31, 2020. Other terms of the options grants remain unchanged. The Company had taken a modification charge for the incremental compensation cost of RMB100 to the consolidated statement of income and comprehensive income for the year ended December 31, 2015, the period in which the modification occurred.

For each of the three years ended December 31, 2013, 2014 and 2015, changes in the status of outstanding options, excluding the InsCom options, were as follows:

	Number of options	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2013	133,161,231	1.92	15,436
Forfeited	(1,431,734)	1.96
Outstanding as of December 31, 2013	131,729,497	1.92	15,436
Exercised	(1,704,380)	2.09
Forfeited	(2,113,656)	1.92
Modification of the 2012 Options	(45,663,861)	1.90
Outstanding as of December 31, 2014	82,247,600	1.93	10,177
Exercised	(6,754,720)	1.92
Forfeited	(429,328)	1.93
Outstanding as of December 31, 2015	75,063,552	1.93	70,931
Exercisable as of December 31, 2015	67,775,401	1.94	63,801

As of December 31, 2015, there were a total of 7,288,151 outstanding unvested options for the Group. As of December 31, 2015, there was RMB4,893 of total unrecognized compensation cost related to share options granted in 2012, which was expected to be recognized in the year of 2016.

No 2012 InsCom Options was exercised, or cancelled during the years ended December 31, 2014 and 2015. There was negligible unrecognized cost as of December 31, 2015. As of December 31, 2015, 6,036,035 shares of 2012 InsCom Options were forfeited because of resignation of the option holders. As of December 31, 2015, 54,972,301 shares of the 2012 InsCom Options were outstanding and exercisable, with weighted average remaining contractual life of 5 years and exercise price of RMB0.025 per ordinary share.

No 2013 InsCom Options was exercised or cancelled during the years ended December 31, 2014 and 2015, and there was no unrecognized cost expected to be recognized as of December 31, 2015. As of December 31, 2015, 4,119,879 shares were forfeited. As of December 31, 2015, 16,538,433 shares of the 2013 InsCom Options were outstanding and exercisable, with weighted average remaining contractual life of 5 years and exercise price of RMB0.025 per ordinary share.

No 2014 InsCom Options was exercised or cancelled during the years ended December 31, 2014 and 2015, and there was no unrecognized cost expected to be recognized as of December 31, 2015. As of December 31, 2015, 2,073,794 shares were forfeited. As of December 31, 2015, 9,592,487 shares of the 2014 InsCom Options were outstanding and exercisable, with weighted average remaining contractual life of 3.8 years and exercise price of RMB0.028 per ordinary share.

The following table summarizes information about the Company’s share option plans for the years ended December 31, 2013, 2014 and 2015, excluding the InsCom options, were:

	Year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Weighted-average grant-date fair value per share of options granted	—	—	—
Total intrinsic value of options exercised	—	837	17,399
Total fair value of share options vested	34,362	44,912	38,178

The following table summarizes information about the Company’s stock option plans as of December 31, 2015, excluding the InsCom options, were:

	Options outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price in RMB	Options Exercisable
2012 Options G	39,838,822	6.25	0.006	32,770,447
2012 Options H	1,023,310	6.25	0.006	803,534
2009 Options	6,575,480	2.00	2.30	6,575,480
2008 Options	27,625,940	2.00	1.90	27,625,940
Total	75,063,552			67,775,401